Financial and Non-Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Financial and Non-Financial Assets and Liabilities
Financial and Non-Financial Assets and Liabilities

Note 20 Financial and Non-Financial Assets and Liabilities

Financial and non-financial assets and liabilities as of December 31, 2020

		Financial
	Financial Assets	Assets
	Measured at	Measured	Non-	Total
	Fair Value through	at Amortized	Financial	Carrying
	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	2,225	—	2,225
Other current assets	—	112	22,689	22,801
Cash	—	996,304	—	996,304
	—	998,641	22,689	1,021,330

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Provisions	48,969	—	6,392	55,361
Other non-current liabilities	—	878	—	878
Accounts payable	—	53,827	—	53,827
Other current liabilities	—	3,908	5,980	9,888
Accrued expenses and deferred revenue	—	24,890	16,496	41,386
	48,969	83,503	28,868	161,340

Financial and non-financial assets and liabilities as of December 31, 2019

	Financial Assets
	Measured at	Financial Assets	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Assets	Amount
Assets
Non-current financial assets	—	1,939	—	1,939
Account receivables	—	46,586	—	46,586
Other current assets	399	—	2,320	2,719
Cash	—	753,540	—	753,540
	399	802,065	2,320	804,784

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Other non-current liabilities	—	3,584	—	3,584
Accounts payable	—	24,384	—	24,384
Other current liabilities	—	2,486	908	3,394
Accrued expenses and deferred revenue	—	14,837	10,678	25,515
	—	45,291	11,586	56,877

Financial assets valued at fair value through profit or loss consist of currency options. As of December 31, 2020, there were no currency options outstanding since they had expired and as of December 31, 2019, currency options amounted to SEK 399. Currency options are valued at fair value based on calculation using the Black-Scholes option pricing model at Level 2 of the fair value hierarchy. Financial liabilities valued through profit or loss constitutes of contingent consideration in connection with the business combination of Genkytex SA of SEK 48,969 as of December 31, 2020. The fair value of contingent consideration is measured at Level 3 of the fair value hierarchy.

The carrying amount for other items above is an approximation of the fair value, which is why these items are not separated into levels according to the fair value hierarchy.